Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Master Agreement
Commitments and Contingencies
Charter hire commission payable to the management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 10,143
Inflation rate adjustment to management fees	3.00%
Management fees	$ 40,504
Two Time Charter
Commitments and Contingencies
Lessor operating lease nature of lease payments	escalating
Renewal term of time charter contract	three consecutive periods of five years
Another Two Time Charters
Commitments and Contingencies
Lessor operating lease nature of lease payments	time charters contain both fixed lease and variable lease payments